Share-Based Compensation (Share Awards to Employees of the 17173 Business) (Details) (ClassA Restricted Share Units to Employees of 17173 Business after Changyou's Initial Public Offering [Member], Employees of 17173 Business [Member], USD $)
	0 Months Ended		12 Months Ended
	Jan. 29, 2011	Oct. 24, 2010	Dec. 31, 2012 years	Dec. 31, 2011	Dec. 31, 2010
ClassA Restricted Share Units to Employees of 17173 Business after Changyou's Initial Public Offering [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	20,000	40,000
Vesting period	4 years	4 years
Share-based compensation expense			$ 300,000	$ 500,000	$ 100,000
Unrecognized compensation expenses			209,000
Weighted average period over which unrecognized compensation expected to be recognized (Years)			0.88
Fair value of equity shares, vested in period			$ 200,000	$ 200,000	$ 0